Average Annual Total Returns - AMG Montrusco Bolton Large Cap Growth Fund	May 24, 2021
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	38.49%	[1]
5 Years	21.00%	[1]
10 Years	17.21%	[1]
CLASS N SHARES For Participants
Average Annual Return:
1 Year	31.85%
5 Years	15.58%
10 Years	13.23%
CLASS N SHARES For Participants | After Taxes on Distributions
Average Annual Return:
1 Year	27.23%
5 Years	12.09%
10 Years	9.93%
CLASS N SHARES For Participants | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	22.02%
5 Years	11.62%
10 Years	9.97%
CLASS I SHARES For Participants
Average Annual Return:
1 Year	32.10%
5 Years	15.80%
10 Years	13.48%

[1]	The S&P 500 Growth Index replaced the Russell 1000® Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.